(Loss) income per share - Disclosure of Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Shares [Abstract]
Net (loss) income after tax for the year	$ (68,883)	$ 57,376
Weighted average number of ordinary shares - basic	224,729,084	223,655,880
Effect of dilutive share options	0	1,263,594
Weighted average number of ordinary shares - diluted	224,729,084	224,919,474